UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NASDAQ-100 INDEX FUND
MARCH 31, 2014

                                                                      (Form N-Q)

48480-0514                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
March 31, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (97.5%)

             CONSUMER DISCRETIONARY (19.3%)
             ------------------------------
             APPAREL RETAIL (0.4%)
    25,867   Ross Stores, Inc.                                        $    1,851
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
    14,821   Tesla Motors, Inc.*                                           3,089
                                                                      ----------
             AUTOMOTIVE RETAIL (0.4%)
    12,799   O'Reilly Automotive, Inc.*                                    1,899
                                                                      ----------
             BROADCASTING (0.6%)
    17,740   Discovery Communications, Inc. "A"*                           1,467
    12,551   Liberty Media Corp. "A"*                                      1,641
                                                                      ----------
                                                                           3,108
                                                                      ----------
             CABLE & SATELLITE (4.9%)
    12,773   Charter Communications, Inc. "A"*                             1,574
   257,384   Comcast Corp. "A"                                            12,874
    61,303   DIRECTV*                                                      4,685
    26,381   DISH Network Corp. "A"*                                       1,641
    26,651   Liberty Global plc "A"*                                       1,109
   733,622   Sirius XM Holdings, Inc.*                                     2,347
                                                                      ----------
                                                                          24,230
                                                                      ----------
             CASINOS & GAMING (0.5%)
    12,165   Wynn Resorts Ltd.                                             2,702
                                                                      ----------
             CATALOG RETAIL (0.3%)
    56,486   Liberty Interactive Corp. "A"*                                1,631
                                                                      ----------
             CONSUMER ELECTRONICS (0.3%)
    23,478   Garmin Ltd.                                                   1,297
                                                                      ----------
             GENERAL MERCHANDISE STORES (0.3%)
    25,025   Dollar Tree, Inc.*                                            1,306
                                                                      ----------
             HOMEFURNISHING RETAIL (0.4%)
    25,623   Bed Bath & Beyond, Inc.*                                      1,763
                                                                      ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
    35,500   Marriott International, Inc. "A"                              1,989
                                                                      ----------
             INTERNET RETAIL (6.3%)
    55,253   Amazon.com, Inc.*(a)                                         18,594
    14,004   Expedia, Inc.                                                 1,015
     7,196   Netflix, Inc.*                                                2,533
     6,274   Priceline Group, Inc.*                                        7,478
    15,545   TripAdvisor, Inc.*                                            1,408
                                                                      ----------
                                                                          31,028
                                                                      ----------
             LEISURE PRODUCTS (0.3%)
    40,962   Mattel, Inc.                                                  1,643
                                                                      ----------

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1  | USAA Nasdaq-100 Index Fund

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MOVIES & ENTERTAINMENT (1.9%)
   175,469   Twenty-First Century Fox, Inc. "A"                       $    5,610
    46,556   Viacom, Inc. "B"                                              3,957
                                                                      ----------
                                                                           9,567
                                                                      ----------
             RESTAURANTS (1.3%)
    90,945   Starbucks Corp.                                               6,674
                                                                      ----------
             SPECIALTY STORES (0.4%)
    78,611   Staples, Inc.                                                   891
    16,787   Tractor Supply Co.                                            1,186
                                                                      ----------
                                                                           2,077
                                                                      ----------
             Total Consumer Discretionary                                 95,854
                                                                      ----------
             CONSUMER STAPLES (4.6%)
             -----------------------
             FOOD RETAIL (0.4%)
    44,754   Whole Foods Market, Inc.                                      2,270
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (1.2%)
    52,910   Costco Wholesale Corp.                                        5,909
                                                                      ----------
             PACKAGED FOODS & MEAT (2.7%)
    20,049   Keurig Green Mountain, Inc.                                   2,117
    71,838   Kraft Foods Group, Inc.                                       4,030
   210,910   Mondelez International, Inc. "A"                              7,287
                                                                      ----------
                                                                          13,434
                                                                      ----------
             SOFT DRINKS (0.3%)
    20,020   Monster Beverage Corp.*                                       1,390
                                                                      ----------
             Total Consumer Staples                                       23,003
                                                                      ----------
             HEALTH CARE (13.6%)
             -------------------
             BIOTECHNOLOGY (9.9%)
    23,800   Alexion Pharmaceuticals, Inc.*                                3,621
    90,832   Amgen, Inc.                                                  11,203
    28,440   Biogen Idec, Inc.*                                            8,699
    48,846   Celgene Corp.*                                                6,819
   185,061   Gilead Sciences, Inc.*                                       13,113
    11,779   Regeneron Pharmaceuticals, Inc.*                              3,537
    28,365   Vertex Pharmaceuticals, Inc.*                                 2,006
                                                                      ----------
                                                                          48,998
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.2%)
    10,241   Henry Schein, Inc.*                                           1,222
                                                                      ----------
             HEALTH CARE EQUIPMENT (0.4%)
     4,601   Intuitive Surgical, Inc.*                                     2,015
                                                                      ----------
             HEALTH CARE SERVICES (1.6%)
    24,809   Catamaran Corp.*                                              1,111
    93,370   Express Scripts Holdings Co.*                                 7,011
                                                                      ----------
                                                                           8,122
                                                                      ----------
             HEALTH CARE TECHNOLOGY (0.5%)
    41,449   Cerner Corp.*                                                 2,332
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    15,424   Illumina, Inc.*                                               2,293
                                                                      ----------
             PHARMACEUTICALS (0.5%)
    46,043   Mylan, Inc.*                                                  2,248
                                                                      ----------
             Total Health Care                                            67,230
                                                                      ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIALS (1.8%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.4%)
    18,235   C.H. Robinson Worldwide, Inc.                            $      955
    24,401   Expeditors International of Washington, Inc.                    967
                                                                      ----------
                                                                           1,922
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    42,583   PACCAR, Inc.                                                  2,872
                                                                      ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    10,221   Stericycle, Inc.*                                             1,161
                                                                      ----------
             RESEARCH & CONSULTING SERVICES (0.2%)
    20,072   Verisk Analytics, Inc. "A"*                                   1,204
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
    35,687   Fastenal Co.                                                  1,760
                                                                      ----------
             Total Industrials                                             8,919
                                                                      ----------
             INFORMATION TECHNOLOGY (56.8%)
             ------------------------------
             APPLICATION SOFTWARE (1.9%)
    60,117   Adobe Systems, Inc.*                                          3,952
    27,276   Autodesk, Inc.*                                               1,341
    22,107   Citrix Systems, Inc.*                                         1,270
    34,087   Intuit, Inc.                                                  2,650
                                                                      ----------
                                                                           9,213
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (6.2%)
   619,731   Cisco Systems, Inc.                                          13,888
     9,077   F5 Networks, Inc.*                                              968
   203,446   QUALCOMM, Inc.(a)                                            16,044
                                                                      ----------
                                                                          30,900
                                                                      ----------
             COMPUTER HARDWARE (11.6%)
   107,311   Apple, Inc.(a)                                               57,598
                                                                      ----------
             COMPUTER STORAGE & PERIPHERALS (1.7%)
    39,852   NetApp, Inc.                                                  1,470
    27,166   SanDisk Corp.                                                 2,206
    39,549   Seagate Technology plc                                        2,221
    28,445   Western Digital Corp.                                         2,612
                                                                      ----------
                                                                           8,509
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
    58,025   Automatic Data Processing, Inc.                               4,483
    30,640   Fiserv, Inc.*                                                 1,737
    43,684   Paychex, Inc.                                                 1,861
                                                                      ----------
                                                                           8,081
                                                                      ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
    83,633   Activision Blizzard, Inc.                                     1,709
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (14.6%)
    21,524   Akamai Technologies, Inc.*                                    1,253
    33,202   Baidu, Inc. ADR*                                              5,059
   155,689   eBay, Inc.*                                                   8,600
     5,931   Equinix, Inc.*                                                1,096
   237,693   Facebook, Inc. "A"*                                          14,319
    33,672   Google, Inc. "A"*(a)                                         37,528
   121,446   Yahoo! Inc.*                                                  4,360
                                                                      ----------
                                                                          72,215
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (0.8%)
    73,080   Cognizant Technology Solutions Corp. "A"*                     3,698
                                                                      ----------

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3  | USAA Nasdaq-100 Index Fund

================================================================================

PRINCIPAL
AMOUNT                                                                    MARKET
$(000)/                                                                    VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.9%)
   145,697   Applied Materials, Inc.                                  $    2,975
    20,041   KLA-Tencor Corp.                                              1,386
                                                                      ----------
                                                                           4,361
                                                                      ----------
             SEMICONDUCTORS (7.9%)
    38,204   Altera Corp.                                                  1,384
    37,600   Analog Devices, Inc.                                          1,998
    30,041   Avago Technologies Ltd.                                       1,935
    63,881   Broadcom Corp. "A"                                            2,011
   598,212   Intel Corp.                                                  15,440
    28,385   Linear Technology Corp.                                       1,382
    33,984   Maxim Integrated Products, Inc.                               1,126
   127,631   Micron Technology, Inc.*                                      3,020
    68,372   NVIDIA Corp.                                                  1,225
    30,287   NXP Semiconductors N.V.*                                      1,781
   130,424   Texas Instruments, Inc.                                       6,149
    32,081   Xilinx, Inc.                                                  1,741
                                                                      ----------
                                                                          39,192
                                                                      ----------
             SYSTEMS SOFTWARE (9.3%)
    53,884   CA, Inc.                                                      1,669
    23,138   Check Point Software Technologies Ltd.*                       1,565
   998,625   Microsoft Corp.(a)                                           40,934
    83,200   Symantec Corp.                                                1,661
                                                                      ----------
                                                                          45,829
                                                                      ----------
             Total Information Technology                                281,305
                                                                      ----------
             MATERIALS (0.3%)
             ----------------
             SPECIALTY CHEMICALS (0.3%)
    14,391   Sigma-Aldrich Corp.                                           1,344
                                                                      ----------
             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    15,440   SBA Communications Corp. "A"*                                 1,404
   198,681   VimpelCom Ltd.                                                1,794
    63,100   Vodafone Group plc ADR                                        2,323
                                                                      ----------
                                                                           5,521
                                                                      ----------
             Total Telecommunication Services                              5,521
                                                                      ----------
             Total Common Stocks (cost: $292,956)                        483,176
                                                                      ----------
             MONEY MARKET INSTRUMENTS (2.3%)

             MONEY MARKET FUNDS (2.1%)
10,089,682   State Street Institutional Liquid Reserve Fund, 0.08% (b)    10,090
                                                                      ----------
             U.S. TREASURY BILLS (0.2%)
    $1,065   0.01%, 4/10/2014(c),(d)                                       1,065
                                                                      ----------
             Total Money Market Instruments (cost: $11,155)               11,155
                                                                      ----------

             TOTAL INVESTMENTS (COST: $304,111)                       $  494,331
                                                                      ==========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NUMBER OF                                                                           UNREALIZED
CONTRACTS                                     EXPIRATION          CONTRACT         DEPRECIATION
LONG/(SHORT) SECURITY                            DATE            VALUE (000)          (000)
-----------------------------------------------------------------------------------------------
             FUTURES (2.3%)
       160   Nasdaq-100 Mini Index              6/20/14             $11,476         $     (245)
                                                                    -------         -----------

             TOTAL FUTURES                                          $11,476         $     (245)
                                                                    =======         ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Common Stocks                          $     483,176     $        --     $         --     $     483,176
Money Market Instruments:
  Money Market Funds                          10,090              --               --            10,090
  U.S. Treasury Bills                             --           1,065               --             1,065
-------------------------------------------------------------------------------------------------------
Total                                  $     493,266     $     1,065     $         --     $     494,331
-------------------------------------------------------------------------------------------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
LIABILITIES                                ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Futures(1)                             $       (245)     $        --     $         --     $       (245)
-------------------------------------------------------------------------------------------------------
Total                                  $       (245)     $        --     $         --     $       (245)
-------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through March 31, 2014, a U.S. Treasury Bill with a fair value of $825,000 was transferred from Level 1 to Level 2 as it more closely approaches its maturity. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

6  | USAA Nasdaq-100 Index Fund

================================================================================

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Treasury Bills which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

7  | USAA Nasdaq-100 Index Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of March 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2014, were $193,028,000 and $2,808,000, respectively, resulting in net unrealized appreciation of $190,220,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $495,342,000 at March 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2014.
(b) Rate represents the money market fund annualized seven-day yield at March 31, 2014.
(c)   Rate represents an annualized yield at time of purchase, not coupon rate.
(d) Securities with a value of $1,065,000 are segregated as collateral for initial margin requirements on open futures contracts.
*     Non-income-producing security.

================================================================================

9  | USAA Nasdaq-100 Index Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     05/23/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/30/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      05/27/2014
         ------------------------------